TURNER FUNDS

TURNER SPECTRUM FUND

Class C

Supplement dated June 18, 2012

to the Prospectus dated January 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 30, 2012:

1.                           The second paragraph under “Principal Strategy” on page 8 is deleted and replaced with the following:

The Fund invests its assets using the following seven Investment Strategies:  (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to allocate approximately 14.3% of its assets to each Investment Strategy.

2.                           The sixth paragraph under “Principal Strategy on page 8 is deleted in its entirety.

3.                           The paragraphs under “Portfolio Managers” on page 11 are deleted and replaced with the following:

Portfolio Managers

The Global Consumer Strategy is managed by lead portfolio manager Jason D. Schrotberger, CFA.  The Global Financial Services Strategy is managed by lead portfolio manager David Honold.  The Global Medical Sciences Strategy is managed by lead portfolio manager Vijay Shankaran, MD, PhD.  The Select Opportunities Strategy is managed by lead portfolio manager Frank Sustersic, CFA.  The Market Neutral Strategy is managed by lead portfolio manager Matthew Glaser.  The Titan Strategy is managed by lead portfolio manager Christopher E. Baggini, CFA.  The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Donald W. Smith, CFA and Joshua B. Kohn, CFA.

David Honold, Portfolio Manager/Security Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Portfolio Manager/Security Analyst — Consumer Sector, joined Turner in 2001.  Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager joined Turner in 2006.  Frank Sustersic, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 1994.  Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director, joined Turner in 2007.  Christopher E. Baggini, CFA, Senior Portfolio Manager/Security Analyst, joined Turner in 2010. Donald W. Smith, CFA, Portfolio Manager/Security Analyst, joined Turner in 2003. Joshua B. Kohn, CFA, Portfolio Manager/Global Security Analyst, joined Turner in 2010.

4.                           The paragraphs under “TURNER SPECTRUM FUND:  Fund Strategy” on page 18 are deleted and replaced with the following:

The Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure. The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion. The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints. Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion. Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy	14.3%
Turner Global Financial Services Strategy	14.3%
Turner Global Medical Sciences Strategy	14.3%
Turner Select Opportunities Strategy	14.3%
Turner Market Neutral Strategy	14.3%
Turner Titan Strategy	14.3%
Turner Global Resources and Infrastructure Strategy	14.3%

The Adviser may rebalance the investment portfolio at any other time.  These weightings can be changed in the Adviser’s discretion without notice to shareholders.

6.                           The second and third paragraphs under “Portfolio Managers” on page 25 are deleted and replaced with the following:

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA.  The Global Financial Services Strategy is managed by a team led by David Honold.  The Global Medical Sciences Strategy is managed by a team led by Vijay Shankaran, MD, PhD.  The Select Opportunities Strategy is managed by a team led by Frank Sustersic, CFA.  The Market Neutral Strategy is managed by a team led by Matthew Glaser.  The Titan Strategy is managed by a team lead by Christopher E. Baggini, CFA.  The Global Resources and Infrastructure Strategy is managed by a team co-led by Donald W. Smith, CFA and Joshua B. Kohn, CFA.

7.                           Effective June 30, 2012, the LSE Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the LSE Strategy in the Prospectus are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

TURNER SPECTRUM FUND

Class C

Supplement dated June 18, 2012

to the Statement of Additional Information (“SAI”) dated January 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective June 30, 2012:

1.                           The paragraph under “INVESTMENT POLICIES:  Turner Spectrum Fund” on page 2 is deleted and replaced by the following:

Turner Spectrum Fund: The Spectrum Fund invests its assets utilizing the following seven Investment Strategies: (1) Global Consumer; (2) Global Financial Services; (3) Global Medical Sciences; (4) Select Opportunities; (5) Market Neutral; (6) Titan; and (7) Global Resources and Infrastructure. Each of the Investment Strategies is described in more detail below.  The Adviser may add, remove or change an Investment Strategy at any time in its sole discretion.  The Fund is not required to maintain allocations to each Investment Strategy in any proportion and the relative allocations will vary based upon the performance of each Investment Strategy or due to other circumstances including, without limitation, capacity and liquidity restraints.  Cash flows due to investments and redemptions may be allocated among the Investment Strategies in any manner, as determined by the Adviser in its sole discretion.  Although the weightings of each Investment Strategy will vary, it is the Adviser’s current intention to attempt to rebalance its investment portfolio annually as of each December 31st to approximately the following equal weightings:

Turner Global Consumer Strategy	14.3%
Turner Global Financial Services Strategy	14.3%
Turner Global Medical Sciences Strategy	14.3%
Turner Select Opportunities Strategy	14.3%
Turner Market Neutral Strategy	14.3%
Turner Titan Strategy	14.3%
Turner Global Resources and Infrastructure Strategy	14.3%

The Adviser may rebalance the investment portfolio at any other time.  These weightings can be changed in the Adviser’s discretion without notice to shareholders.

2.                           The fourth paragraph under “INVESTMENT STRATEGIES” on page 3 is deleted in its entirety.

3.                           The first entry in the table titled “Turner Spectrum Fund” on page 37 is deleted in its entirety.

4.                           The first line in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Spectrum Fund” on page 41 is deleted.

5.                           Effective June 30, 2012, the LSE Strategy is no longer an Investment Strategy of Turner Spectrum Fund.  All references to the LSE Strategy in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE